Intangible Assets - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount	¥ 954,144,000		¥ 418,637,000	$ 134,669
Pre-tax discount rate	13.32%	13.32%	13.96%
Estimated revenue growth rate	0.00%	0.00%	5.00%
Pre-tax discount rate that would result in an impairment	14.79%		14.28%	14.79%
Increase decrease in impairment charge	4.53%	4.53%	3.30%
Estimation of future business projection	In 2018, the Group used a 11 years forecast which is based on the financial budgets approved by the senior management covering 8 years’ period from 2019 to 2026, and a further 3 years of forecast with no terminal value. In 2019, the Group used 10 years forecast which is based on the financial budgets approved by the senior management covering 6 years’ period from 2020 to 2025, and a further 4 years of forecast with no terminal value.	In 2018, the Group used a 11 years forecast which is based on the financial budgets approved by the senior management covering 8 years’ period from 2019 to 2026, and a further 3 years of forecast with no terminal value. In 2019, the Group used 10 years forecast which is based on the financial budgets approved by the senior management covering 6 years’ period from 2020 to 2025, and a further 4 years of forecast with no terminal value.
Pre-tax discount rate applied to cash flow projection	14.13%		26.30%	14.13%
Long term rates used to extrapolate the budget	5.70%		6.30%	5.70%
Percentage decrease in demand that would result in an impairment	17.57%		1.00%	17.57%
Long term growth rate that would result in an impairment	2.40%		5.77%	2.40%
Payment for trademark license fee	¥ 169,800,000	$ 24,000
Capitalized developemnt costs gross	¥ 954,144,000		¥ 418,637,000	$ 134,669
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated revenue growth rate	10.00%	10.00%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated revenue growth rate	15.00%	15.00%
Guangxi Yuchai Machinery Company Limited [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate applied to cash flow projection	13.32%		13.96%	13.32%
Impairment on goodwill	¥ 0
Technology development cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount	366,700,000		¥ 195,900,000	$ 51,800	¥ 10,100,000
Capitalized developemnt costs gross	¥ 562,600,000			$ 79,400
Jining Yuchai Engine Company Limited [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount					¥ 10,100,000